Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
C000246579 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.16%)	11.56%
Bloomberg US 2500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%	13.14%
Bloomberg US Aggregate Equity Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.69%	21.41%